Consolidated Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.47%
Brazil–5.50%
B3 S.A. - Brasil, Bolsa, Balcao	9,954,500	$19,060,558
Banco BTG Pactual S.A., Series CPO	23,565,100	131,332,775
Itau Unibanco Holding S.A., Preference Shares	21,744,778	125,801,618
Localiza Rent a Car S.A.	22,827,565	120,581,948
MercadoLibre, Inc.(a)	8,878	17,065,203
NU Holdings Ltd., Class A(a)	12,300,895	162,863,850
Raia Drogasil S.A.	22,904,700	82,658,451
Vale S.A., ADR	791,851	7,356,296
WEG S.A.	22,015,678	207,346,432
		874,067,131
Chile–1.04%
Antofagasta PLC	3,944,343	83,637,475
Banco de Chile	657,288,297	81,370,293
		165,007,768
China–21.49%
Airtac International Group	3,533,000	92,128,394
Alibaba Group Holding Ltd., ADR	1,374,517	135,857,260
Contemporary Amperex Technology Co. Ltd., A Shares	5,575,779	198,800,985
H World Group Ltd.	1,984,000	6,423,107
H World Group Ltd., ADR(b)	24,672,788	792,983,406
Meituan, B Shares(a)(c)	30,301,200	576,709,150
NetEase, Inc., ADR	1,989,344	204,604,031
New Horizon Health Ltd.(a)(b)(c)(d)	28,876,500	7,860,350
PDD Holdings, Inc., ADR(a)	1,044,311	116,868,844
Tencent Holdings Ltd.	19,644,558	1,033,601,998
Trip.com Group Ltd., ADR(a)	148,101	10,392,247
WuXi AppTec Co. Ltd., H Shares(c)	3,554,000	25,295,185
Wuxi Biologics (Cayman), Inc.(a)(c)	29,781,500	71,288,305
Yum China Holdings, Inc.	692,954	32,049,122
ZTO Express (Cayman), Inc., ADR	5,813,832	108,486,105
		3,413,348,489
Denmark–0.26%
Zealand Pharma A/S(a)	404,998	41,154,414
France–1.09%
Pernod Ricard S.A.	335,902	38,363,117
TotalEnergies SE	2,331,980	135,096,615
		173,459,732
Hong Kong–1.35%
AIA Group Ltd.	11,857,200	83,357,822
Hong Kong Exchanges & Clearing Ltd.	3,360,700	131,536,641
		214,894,463
India–16.75%
Adani Ports & Special Economic Zone Ltd.	1,300,844	16,432,383
Bajaj Finance Ltd.	318,759	28,902,898
Bajaj Finserv Ltd.	1,663,227	33,208,248
Cholamandalam Investment and Finance Co. Ltd.	1,681,658	24,857,231
Shares		Value
India–(continued)
Havells India Ltd.	4,365,928	$78,736,072
HCL Technologies Ltd.	3,962,542	78,637,389
HDFC Bank Ltd.	24,869,096	486,771,810
Infosys Ltd.	4,499,333	97,902,392
Kotak Mahindra Bank Ltd.	35,593,143	778,426,776
Macrotech Developers Ltd.(c)	9,210,914	127,509,801
Mahindra & Mahindra Ltd.	1,862,365	64,006,123
Oberoi Realty Ltd.	10,805,780	225,158,477
Pine Labs Pvt. Ltd. (Acquired 09/09/2021; Cost $49,999,780)(d)(e)	134,098	72,855,182
Swiggy Ltd.(a)	39,689,344	190,665,563
Tata Consultancy Services Ltd.	7,543,593	356,951,725
		2,661,022,070
Indonesia–1.54%
PT Bank Central Asia Tbk	423,372,600	244,573,739
Italy–3.74%
Ermenegildo Zegna N.V.	5,702,170	51,775,704
Moncler S.p.A.	2,660,616	168,424,596
Prada S.p.A.	46,548,410	373,203,835
		593,404,135
Japan–2.50%
Chugai Pharmaceutical Co. Ltd.	4,161,000	179,401,560
Daiichi Sankyo Co. Ltd.	7,824,400	218,147,428
		397,548,988
Luxembourg–0.57%
Zabka Group S.A.(a)	15,825,312	90,667,980
Mexico–6.42%
America Movil S.A.B. de C.V., ADR	9,353,563	131,043,417
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	51,984,794	441,903,362
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	2,017,365	54,817,966
Grupo Mexico S.A.B. de C.V., Class B	79,904,424	391,732,962
		1,019,497,707
Netherlands–1.27%
argenx SE, ADR(a)	307,000	201,124,910
Peru–0.92%
Credicorp Ltd.	801,937	146,834,665
Philippines–1.79%
SM Investments Corp.	17,512,382	233,319,398
SM Prime Holdings, Inc.	129,335,000	51,148,147
		284,467,545
Poland–0.74%
Allegro.eu S.A.(a)(c)	16,046,822	117,763,307
Portugal–2.23%
Galp Energia SGPS S.A.	21,174,374	354,377,778
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Russia–0.00%
Sberbank of Russia PJSC(d)	4,942,538	$5
South Africa–1.54%
Capitec Bank Holdings Ltd.	51,054	8,128,766
FirstRand Ltd.	58,040,541	236,138,002
		244,266,768
South Korea–5.90%
Kakao Corp.	542,218	14,235,774
NAVER Corp.(a)	384,232	56,899,781
Samsung Biologics Co. Ltd.(a)(c)	399,678	295,600,229
Samsung Electronics Co. Ltd.	8,731,745	311,843,091
SK hynix, Inc.	1,919,122	258,370,603
		936,949,478
Switzerland–0.63%
Cie Financiere Richemont S.A.	513,949	99,355,865
Taiwan–17.41%
Delta Electronics, Inc.	1,308,000	17,043,286
Global Unichip Corp.	1,256,000	49,801,327
Hon Hai Precision Industry Co. Ltd.	14,087,000	75,219,415
MediaTek, Inc.	5,418,000	234,637,466
Quanta Computer, Inc.	2,851,000	22,603,104
Taiwan Semiconductor Manufacturing Co. Ltd.	67,839,429	2,264,011,049
Voltronic Power Technology Corp.	1,812,919	102,325,036
		2,765,640,683
Turkey–0.60%
Akbank T.A.S.	20,474,498	37,004,756
BIM Birlesik Magazalar A.S.	3,408,770	52,294,998
KOC Holding A.S.	1,165,612	5,525,608
		94,825,362
Shares		Value
United Arab Emirates–0.30%
Americana Restaurants International PLC	74,095,976	$48,373,706
United Kingdom–2.18%
AstraZeneca PLC	2,464,892	346,010,593
United States–0.71%
Legend Biotech Corp., ADR(a)	2,964,224	112,936,934
Total Common Stocks & Other Equity Interests (Cost $10,004,079,699)		15,641,574,215
Preferred Stocks–0.76%
China–0.41%
Abogen Therapeutics Ltd., Series C, Pfd. (Acquired 08/02/2021; Cost $65,429,977)(d)(e)	1,436,122	64,338,265
India–0.35%
Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $50,000,355)(d)(e)	103,185	56,060,210
Total Preferred Stocks (Cost $115,430,333)		120,398,475
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(f)	32,723,410	32,723,410
Invesco Treasury Portfolio, Institutional Class, 4.29%(b)(f)	60,792,352	60,792,352
Total Money Market Funds (Cost $93,515,762)		93,515,762
TOTAL INVESTMENTS IN SECURITIES—99.82% (Cost $10,213,025,794)		15,855,488,452
OTHER ASSETS LESS LIABILITIES–0.18%		28,821,260
NET ASSETS–100.00%		$15,884,309,712
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,111,408	$417,446,456	$(487,834,454)	$-	$-	$32,723,410	$690,771
Invesco Treasury Portfolio, Institutional Class	191,550,628	775,257,704	(906,015,980)	-	-	60,792,352	1,274,153
Investments in Other Affiliates:
H World Group Ltd., ADR	905,244,592	-	-	(112,261,186)	-	792,983,406	-
New Horizon Health Ltd.	13,130,578	-	-	(5,270,228)	-	7,860,350	-
Total	$1,213,037,206	$1,192,704,160	$(1,393,850,434)	$(117,531,414)	$-	$894,359,518	$1,964,924

(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $1,222,026,327, which represented 7.69% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

(e)	Restricted security. The aggregate value of these securities at January 31, 2025 was $193,253,657, which represented 1.22% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$874,067,131	$—	$—	$874,067,131
Chile	—	165,007,768	—	165,007,768
China	1,401,241,015	2,004,247,124	72,198,615	3,477,686,754
Denmark	—	41,154,414	—	41,154,414
France	—	173,459,732	—	173,459,732
Hong Kong	—	214,894,463	—	214,894,463
India	190,665,563	2,397,501,325	128,915,392	2,717,082,280
Indonesia	—	244,573,739	—	244,573,739
Italy	51,775,704	541,628,431	—	593,404,135
Japan	—	397,548,988	—	397,548,988
Luxembourg	—	90,667,980	—	90,667,980
Mexico	1,019,497,707	—	—	1,019,497,707
Netherlands	201,124,910	—	—	201,124,910
Peru	146,834,665	—	—	146,834,665
Philippines	—	284,467,545	—	284,467,545
Poland	—	117,763,307	—	117,763,307
Portugal	—	354,377,778	—	354,377,778
Russia	—	—	5	5
South Africa	—	244,266,768	—	244,266,768
South Korea	—	936,949,478	—	936,949,478
Switzerland	—	99,355,865	—	99,355,865
Taiwan	—	2,765,640,683	—	2,765,640,683
Turkey	—	94,825,362	—	94,825,362
United Arab Emirates	—	48,373,706	—	48,373,706
United Kingdom	—	346,010,593	—	346,010,593
United States	112,936,934	—	—	112,936,934
Money Market Funds	93,515,762	—	—	93,515,762
Total Investments	$4,091,659,391	$11,562,715,049	$201,114,012	$15,855,488,452
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended January 31, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/25
Preferred Stocks	$107,560,291	$—	$—	$—	$—	$12,838,184	$—	$—	$120,398,475
Common Stocks & Other Equity Interests	82,309,993	—	—	—	—	(1,594,456)	—	—	80,715,537
Total	$189,870,284	$—	$—	$—	$—	$11,243,728	$—	$—	$201,114,012
Invesco Developing Markets Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 01/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Preferred Stocks	$120,398,475	Comparable Companies	Revenue Multiple	20x
		Expected Recovery	Anticipated Proceeds	$44.80 per share
Common Stocks & Other Equity Interests	80,715,537	Comparable Companies	Revenue Multiple	20x
Invesco Developing Markets Fund